First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.8%
	Aerospace & Defense – 0.5%
6,555	Hexcel Corp. (a)	$356,723
34,399	RADA Electronic Industries Ltd. (a)	448,219
7,583	Spirit AeroSystems Holdings, Inc., Class A	327,661
19,376	Triumph Group, Inc. (a)	369,113
12,496	Virgin Galactic Holdings, Inc. (a)	374,755
		1,876,471
	Air Freight & Logistics – 0.1%
1,856	United Parcel Service, Inc., Class B	355,164
	Airlines – 0.5%
5,772	Alaska Air Group, Inc. (a)	334,949
8,248	Delta Air Lines, Inc. (a)	329,095
19,630	JetBlue Airways Corp. (a)	290,328
7,805	SkyWest, Inc. (a)	316,024
6,455	Southwest Airlines Co. (a)	326,107
6,534	United Airlines Holdings, Inc. (a)	305,269
		1,901,772
	Auto Components – 0.2%
33,106	American Axle & Manufacturing Holdings, Inc. (a)	320,797
22,198	Modine Manufacturing Co. (a)	371,373
		692,170
	Automobiles – 0.2%
26,582	Ford Motor Co. (a)	370,819
6,619	General Motors Co. (a)	376,224
		747,043
	Banks – 0.9%
22,356	JPMorgan Chase & Co. (b)	3,393,194
	Biotechnology – 2.2%
29,449	AbbVie, Inc. (b)	3,424,919
4,652	Amgen, Inc. (b)	1,123,644
2,145	Biogen, Inc. (a)	700,836
12,113	Gilead Sciences, Inc.	827,197
5,257	Incyte Corp. (a)	406,629
2,415	Regeneron Pharmaceuticals, Inc. (a)	1,387,683
3,073	Vertex Pharmaceuticals, Inc. (a)	619,455
		8,490,363
	Building Products – 1.7%
17,240	Allegion PLC (b)	2,354,984
3,830	Fortune Brands Home & Security, Inc.	373,310
11,385	Lennox International, Inc. (b)	3,750,561
		6,478,855
Shares	Description	Value

	Capital Markets – 0.9%
28,595	Intercontinental Exchange, Inc. (b)	$3,426,539
	Chemicals – 3.4%
4,202	Albemarle Corp.	865,780
13,004	CF Industries Holdings, Inc.	614,439
19,101	Chemours (The) Co.	635,108
15,686	Corteva, Inc. (b)	671,047
10,267	Dow, Inc.	638,197
8,427	DuPont de Nemours, Inc.	632,446
5,594	Eastman Chemical Co.	630,556
3,304	Ecolab, Inc.	729,622
30,439	Element Solutions, Inc.	711,968
6,081	FMC Corp.	650,363
8,472	Ingevity Corp. (a)	719,612
6,146	LyondellBasell Industries N.V., Class A	610,482
19,249	PPG Industries, Inc. (b)	3,147,597
7,561	RPM International, Inc.	654,707
21,269	Valvoline, Inc.	652,533
6,838	Westlake Chemical Corp.	567,007
		13,131,464
	Commercial Services & Supplies – 0.2%
20,594	BrightView Holdings, Inc. (a)	330,122
5,001	Stericycle, Inc. (a)	352,820
		682,942
	Communications Equipment – 2.1%
21,542	Arista Networks, Inc. (a) (b)	8,194,361
	Diversified Consumer Services – 0.3%
2,791	Bright Horizons Family Solutions, Inc. (a)	417,255
15,868	H&R Block, Inc.	389,559
25,467	Laureate Education, Inc., Class A (a)	377,166
		1,183,980
	Diversified Financial Services – 1.0%
14,280	Berkshire Hathaway, Inc., Class B (a)	3,973,981
	Diversified Telecommunication Services – 0.3%
13,246	AT&T, Inc.	371,550
11,654	Iridium Communications, Inc. (a)	492,149
7,836	Verizon Communications, Inc. (b)	437,092
		1,300,791
	Electric Utilities – 0.2%
6,099	Southern (The) Co.	389,543

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
5,538	Xcel Energy, Inc.	$377,969
		767,512
	Electrical Equipment – 2.1%
72,526	Emerson Electric Co. (b)	7,317,148
30,626	Plug Power, Inc. (a)	835,477
		8,152,625
	Electronic Equipment, Instruments & Components – 1.3%
26,206	CDW Corp. (b)	4,804,870
	Entertainment – 2.7%
28,254	Electronic Arts, Inc. (b)	4,067,446
2,183	Madison Square Garden Sports Corp., Class A (a)	355,261
16,716	Sea Ltd., ADR (a) (b)	4,616,291
6,791	Walt Disney (The) Co. (a) (b)	1,195,352
		10,234,350
	Food Products – 1.2%
108,197	Campbell Soup Co. (b)	4,730,373
	Health Care Equipment & Supplies – 5.9%
13,099	Abbott Laboratories	1,584,717
2,343	ABIOMED, Inc. (a)	766,489
977	Align Technology, Inc. (a)	679,797
2,977	Becton Dickinson and Co.	761,368
15,627	Boston Scientific Corp. (a)	712,591
5,626	Danaher Corp.	1,673,679
6,907	Edwards Lifesciences Corp. (a)	775,449
7,082	Hologic, Inc. (a)	531,433
2,388	IDEXX Laboratories, Inc. (a)	1,620,330
9,772	Intuitive Surgical, Inc. (a) (b)	9,688,547
9,801	Medtronic PLC	1,286,969
2,438	ResMed, Inc.	662,648
2,269	STERIS PLC	494,528
3,088	Stryker Corp.	836,663
1,139	Teleflex, Inc.	452,673
		22,527,881
	Health Care Providers & Services – 6.3%
3,816	AmerisourceBergen Corp.	466,201
22,512	Anthem, Inc. (b)	8,644,833
7,758	Cardinal Health, Inc.	460,670
80,937	Centene Corp. (a) (b)	5,553,088
3,201	Cigna Corp.	734,598
31,064	CVS Health Corp. (b)	2,558,431
2,960	HCA Healthcare, Inc.	734,672
5,385	Henry Schein, Inc. (a)	431,608
1,829	Laboratory Corp of America Holdings (a)	541,658
2,668	McKesson Corp.	543,818
Shares	Description	Value

	Health Care Providers & Services (Continued)
3,445	Quest Diagnostics, Inc.	$488,501
7,297	UnitedHealth Group, Inc.	3,007,969
		24,166,047
	Hotels, Restaurants & Leisure – 2.7%
16,320	Airbnb, Inc. (a)	2,350,243
13,396	Bloomin’ Brands, Inc. (a)	336,642
169	Booking Holdings, Inc. (a)	368,126
12,613	Carnival Corp. (a)	273,071
6,642	Cheesecake Factory (The), Inc. (a)	300,617
8,951	Dave & Buster’s Entertainment, Inc. (a)	297,889
22,911	Denny’s Corp. (a)	322,358
2,231	Expedia Group, Inc. (a)	358,901
3,139	Hilton Worldwide Holdings, Inc. (a)	412,622
4,955	Hyatt Hotels Corp., Class A (a)	395,756
6,687	Las Vegas Sands Corp. (a)	283,194
2,735	Marriott International, Inc., Class A (a)	399,255
1,679	McDonald’s Corp.	407,510
9,082	MGM Resorts International	340,848
11,815	Norwegian Cruise Line Holdings Ltd. (a)	283,914
4,053	Royal Caribbean Cruises Ltd. (a)	311,554
16,749	Ruth’s Hospitality Group, Inc. (a)	334,478
5,331	Scientific Games Corp., Class A (a)	328,976
7,126	SeaWorld Entertainment, Inc. (a)	337,844
8,451	Six Flags Entertainment Corp. (a)	351,139
3,473	Starbucks Corp.	421,726
1,188	Vail Resorts, Inc. (a)	362,578
5,206	Wyndham Hotels & Resorts, Inc.	375,144
2,925	Wynn Resorts Ltd. (a)	287,615
		10,242,000
	Household Durables – 1.4%
16,733	Beazer Homes USA, Inc. (a)	305,545
47,993	Lennar Corp., Class A (b)	5,046,464
		5,352,009
	Household Products – 0.2%
11,783	Colgate-Palmolive Co. (b)	936,749
	Insurance – 1.9%
10,255	Chubb Ltd. (b)	1,730,429
1,573	Enstar Group Ltd. (a)	404,292
12,615	Everest Re Group Ltd. (b)	3,189,450
1,847	White Mountains Insurance Group Ltd.	2,090,010
		7,414,181

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Interactive Media & Services – 5.2%
2,939	Alphabet, Inc., Class A (a) (b)	$7,919,223
2,107	Alphabet, Inc., Class C (a) (b)	5,698,213
17,459	Facebook, Inc., Class A (a) (b)	6,220,642
		19,838,078
	Internet & Direct Marketing Retail – 3.7%
4,332	Amazon.com, Inc. (a) (b)	14,415,120
	IT Services – 0.8%
12,751	Visa, Inc., Class A (b)	3,141,719
	Life Sciences Tools & Services – 4.6%
4,073	Agilent Technologies, Inc.	624,106
721	Bio-Rad Laboratories, Inc., Class A (a)	533,187
6,653	Charles River Laboratories International, Inc. (a)	2,707,239
1,577	Illumina, Inc. (a)	781,798
2,453	IQVIA Holdings, Inc. (a)	607,608
388	Mettler-Toledo International, Inc. (a)	571,799
3,120	PerkinElmer, Inc.	568,557
19,575	Thermo Fisher Scientific, Inc. (b)	10,570,696
1,413	Waters Corp. (a)	550,801
		17,515,791
	Machinery – 3.8%
16,052	AGCO Corp. (b)	2,120,630
5,719	Astec Industries, Inc.	350,632
4,626	Franklin Electric Co., Inc.	378,222
113,272	Otis Worldwide Corp. (b)	10,143,507
6,920	Toro (The) Co.	787,081
12,035	TriMas Corp. (a)	393,785
2,798	Watts Water Technologies, Inc., Class A	421,826
		14,595,683
	Media – 0.1%
16,437	iHeartMedia, Inc., Class A (a)	424,896
	Metals & Mining – 3.8%
76,287	Alamos Gold, Inc., Class A	619,450
29,938	AngloGold Ashanti Ltd., ADR	600,257
29,354	Barrick Gold Corp.	639,037
61,974	Cia de Minas Buenaventura SAA, ADR (a)	511,905
54,613	DRDGOLD Ltd., ADR	578,352
59,745	Eldorado Gold Corp. (a)	557,421
38,260	First Majestic Silver Corp.	524,545
100,587	Fortuna Silver Mines, Inc. (a)	477,788
4,756	Franco-Nevada Corp.	760,532
16,536	Freeport-McMoRan, Inc.	630,022
86,810	Kinross Gold Corp.	569,474
Shares	Description	Value

	Metals & Mining (Continued)
16,237	Kirkland Lake Gold Ltd.	$693,969
31,842	MAG Silver Corp. (a)	633,019
9,717	Newmont Corp.	610,422
6,806	Nucor Corp.	707,960
21,436	Pan American Silver Corp.	601,708
62,867	Pretium Resources, Inc. (a)	586,549
4,237	Reliance Steel & Aluminum Co.	665,844
5,711	Royal Gold, Inc.	694,001
81,513	Sandstorm Gold Ltd. (a)	640,692
109,541	Silvercorp Metals, Inc.	545,514
70,548	SilverCrest Metals, Inc. (a)	610,946
38,444	SSR Mining, Inc.	625,099
14,566	Wheaton Precious Metals Corp.	672,221
		14,756,727
	Multiline Retail – 0.4%
1,930	Dollar General Corp.	448,995
20,983	Macy’s, Inc. (a)	356,711
11,004	Nordstrom, Inc. (a)	364,232
1,715	Target Corp.	447,701
		1,617,639
	Multi-Utilities – 0.2%
5,072	Consolidated Edison, Inc.	374,162
2,879	Sempra Energy	376,141
		750,303
	Oil, Gas & Consumable Fuels – 4.6%
30,351	APA Corp.	569,081
15,715	Bonanza Creek Energy, Inc.	604,556
6,601	Chevron Corp.	672,048
50,524	CNX Resources Corp. (a)	611,340
12,107	ConocoPhillips	678,718
31,366	CVR Energy, Inc.	428,460
31,914	Delek US Holdings, Inc.	554,665
10,933	Diamondback Energy, Inc. (b)	843,262
8,375	EOG Resources, Inc.	610,203
11,692	Exxon Mobil Corp.	673,108
21,657	Green Plains, Inc. (a)	765,792
20,041	HollyFrontier Corp.	589,205
49,713	Magnolia Oil & Gas Corp., Class A (a)	695,982
51,540	Marathon Oil Corp.	597,349
11,315	Marathon Petroleum Corp.	624,814
29,130	Murphy Oil Corp.	632,412
9,598	Oasis Petroleum, Inc.	880,233
24,274	Occidental Petroleum Corp.	633,551
24,159	Ovintiv, Inc.	619,920
29,413	Par Pacific Holdings, Inc. (a)	481,785
39,448	PBF Energy, Inc., Class A (a) (b)	361,738
15,762	PDC Energy, Inc.	623,387
8,007	Phillips 66	587,954
4,287	Pioneer Natural Resources Co.	623,201
49,169	Range Resources Corp. (a)	748,844

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
10,399	Renewable Energy Group, Inc. (a)	$636,939
8,470	Valero Energy Corp.	567,236
21,264	World Fuel Services Corp.	732,758
		17,648,541
	Pharmaceuticals – 4.3%
17,152	Bristol-Myers Squibb Co.	1,164,106
5,815	Eli Lilly & Co.	1,415,952
32,945	Jazz Pharmaceuticals PLC (a) (b)	5,584,836
20,314	Johnson & Johnson (b)	3,498,071
18,125	Merck & Co, Inc. (b)	1,393,269
1,755	Organon & Co. (b)	50,913
38,390	Pfizer, Inc.	1,643,476
7,806	Prestige Consumer Healthcare, Inc. (a)	410,205
28,995	Viatris, Inc.	407,960
4,461	Zoetis, Inc.	904,245
		16,473,033
	Professional Services – 0.1%
8,204	Heidrick & Struggles International, Inc.	350,393
	Real Estate Management & Development – 0.1%
19,283	Kennedy-Wilson Holdings, Inc.	389,324
	Road & Rail – 0.6%
4,508	Avis Budget Group, Inc. (a)	373,127
41,580	CSX Corp. (b)	1,343,866
6,694	Lyft, Inc., Class A (a)	370,312
7,673	Uber Technologies, Inc. (a)	333,468
		2,420,773
	Semiconductors & Semiconductor Equipment – 5.4%
34,720	Advanced Micro Devices, Inc. (a)	3,686,917
18,693	Broadcom, Inc. (b)	9,073,582
57,001	Microchip Technology, Inc. (b)	8,157,983
		20,918,482
	Software – 4.7%
56,918	Microsoft Corp. (b)	16,216,508
142,516	Vonage Holdings Corp. (a) (b)	2,032,278
		18,248,786
	Specialty Retail – 0.1%
2,045	Advance Auto Parts, Inc.	433,663
	Technology Hardware, Storage & Peripherals – 4.6%
121,227	Apple, Inc. (b)	17,682,170
Shares	Description	Value

	Textiles, Apparel & Luxury Goods – 0.9%
20,751	NIKE, Inc., Class B (b)	$3,476,000
	Tobacco – 2.2%
177,857	Altria Group, Inc. (b)	8,544,250
	Trading Companies & Distributors – 0.1%
32,523	MRC Global, Inc. (a)	298,236
	Transportation Infrastructure – 0.1%
11,206	Macquarie Infrastructure Corp.	442,637
	Total Common Stocks	349,539,931
	(Cost $317,287,436)
EXCHANGE-TRADED FUNDS – 4.9%
	Capital Markets – 4.9%
21,610	iShares MSCI USA Value Factor ETF	2,254,571
11,617	iShares Rusell 1000 Value ETF	1,858,372
21,909	iShares Russell 2000 Value ETF	3,504,564
17,718	iShares S&P 500 Value ETF	2,636,616
66,004	SPDR Portfolio S&P 500 Value ETF	2,630,919
20,041	Vanguard S&P Small-Cap 600 Value ETF	3,489,940
19,011	Vanguard Value ETF	2,639,677
	Total Exchange-Traded Funds	19,014,659
	(Cost $19,617,881)
REAL ESTATE INVESTMENT TRUSTS – 3.0%
	Equity Real Estate Investment Trusts – 3.0%
17,757	Acadia Realty Trust	380,000
4,964	Centerspace	446,760
17,739	Crown Castle International Corp.	3,425,224
10,737	Douglas Emmett, Inc.	358,616
31,743	Empire State Realty Trust, Inc., Class A	362,822
3,316	Federal Realty Investment Trust	389,729
22,136	Host Hotels & Resorts, Inc. (a)	352,626
10,504	Innovative Industrial Properties, Inc. (b)	2,258,255
23,223	iStar, Inc.	562,693
11,664	JBG SMITH Properties	380,596
10,926	MGM Growth Properties LLC	413,003
16,874	Pebblebrook Hotel Trust	379,496
20,282	Piedmont Office Realty Trust, Inc.	385,764
19,980	Seritage Growth Properties, Class A (a)	317,083
29,990	Service Properties Trust	333,789
15,956	Washington Real Estate Investment Trust	387,571

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
5,046	Welltower, Inc.	$438,296
	Total Real Estate Investment Trusts	11,572,323
	(Cost $10,864,318)
Shares/Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 0.9%
	Oil, Gas & Consumable Fuels – 0.9%
190,841	Black Stone Minerals, L.P.	2,032,457
19,698	Sunoco, L.P.	748,721
27,849	Viper Energy Partners, L.P. (c)	501,560
	Total Master Limited Partnerships	3,282,738
	(Cost $3,054,743)
	Total Investments – 99.6%	383,409,651
	(Cost $350,824,378) (d)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (22.8)%
	Aerospace & Defense – (0.9)%
(907)	Boeing (The) Co. (a)	(205,417)
(5,151)	BWX Technologies, Inc.	(295,822)
(5,125)	General Dynamics Corp.	(1,004,654)
(9,267)	Kratos Defense & Security Solutions, Inc. (a)	(252,063)
(7,103)	Maxar Technologies, Inc.	(257,626)
(1,713)	Northrop Grumman Corp.	(621,853)
(7,676)	Raytheon Technologies Corp.	(667,428)
		(3,304,863)
	Air Freight & Logistics – (0.0)%
(6,802)	Air Transport Services Group, Inc. (a)	(164,608)
	Auto Components – (0.2)%
(1,502)	Aptiv PLC (a)	(250,609)
(1,549)	LCI Industries	(225,875)
(1,880)	Visteon Corp. (a)	(214,414)
		(690,898)
	Automobiles – (0.1)%
(799)	Tesla, Inc. (a)	(549,073)
	Banks – (1.1)%
(44,217)	Bank of America Corp.	(1,696,164)
(3,146)	Community Bank System, Inc.	(225,379)
(6,828)	First Financial Bankshares, Inc.	(333,480)
(2,108)	Independent Bank Corp.	(148,993)
(4,718)	M&T Bank Corp.	(631,504)
Shares	Description	Value

	Banks (Continued)
(4,929)	PNC Financial Services Group (The), Inc.	$(899,099)
(2,082)	Silvergate Capital Corp., Class A (a)	(214,030)
		(4,148,649)
	Beverages – (1.3)%
(35,666)	Coca-Cola (The) Co.	(2,034,032)
(969)	Constellation Brands, Inc., Class A	(217,385)
(3,874)	Molson Coors Beverage Co., Class B (a)	(189,400)
(15,680)	PepsiCo, Inc.	(2,460,976)
		(4,901,793)
	Biotechnology – (0.1)%
(1,846)	Acceleron Pharma, Inc. (a)	(230,861)
(3,929)	Bridgebio Pharma, Inc. (a)	(210,005)
		(440,866)
	Building Products – (0.0)%
(5,590)	AZEK (The) Co., Inc. (a)	(203,308)
	Capital Markets – (0.4)%
(12,928)	Bank of New York Mellon (The) Corp.	(663,594)
(507)	MarketAxess Holdings, Inc.	(240,911)
(5,296)	Northern Trust Corp.	(597,654)
		(1,502,159)
	Chemicals – (0.6)%
(4,688)	Air Products & Chemicals, Inc.	(1,364,349)
(4,604)	Kraton Corp. (a)	(175,827)
(775)	Linde PLC	(238,227)
(472)	NewMarket Corp.	(149,109)
(963)	Quaker Chemical Corp.	(242,426)
		(2,169,938)
	Commercial Services & Supplies – (0.2)%
(3,011)	Copart, Inc. (a)	(442,617)
(1,462)	MSA Safety, Inc.	(240,470)
(26,283)	Pitney Bowes, Inc.	(210,264)
		(893,351)
	Communications Equipment – (0.3)%
(4,300)	Ciena Corp. (a)	(250,002)
(9,826)	Cisco Systems, Inc.	(544,065)
(4,320)	Viasat, Inc. (a)	(214,445)
		(1,008,512)
	Construction & Engineering – (0.2)%
(3,792)	Arcosa, Inc.	(207,650)
(11,577)	Fluor Corp. (a)	(192,873)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Construction & Engineering (Continued)
(7,292)	Primoris Services Corp.	$(218,031)
		(618,554)
	Consumer Finance – (0.1)%
(5,700)	Green Dot Corp., Class A (a)	(262,599)
	Containers & Packaging – (0.6)%
(3,272)	AptarGroup, Inc.	(421,826)
(18,956)	Ball Corp.	(1,533,161)
(2,309)	Crown Holdings, Inc.	(230,346)
		(2,185,333)
	Distributors – (0.1)%
(1,769)	Genuine Parts Co.	(224,521)
	Diversified Consumer Services – (0.1)%
(6,408)	2U, Inc. (a)	(278,107)
	Diversified Financial Services – (0.1)%
(6,588)	Cannae Holdings, Inc. (a)	(219,051)
	Electric Utilities – (0.1)%
(7,029)	NRG Energy, Inc.	(289,876)
(22,771)	PG&E Corp. (a)	(200,157)
		(490,033)
	Electrical Equipment – (0.8)%
(9,545)	Bloom Energy Corp., Class A (a)	(208,081)
(15,952)	Eaton Corp. PLC	(2,521,214)
(8,278)	Shoals Technologies Group, Inc., Class A (a)	(240,807)
(5,009)	TPI Composites, Inc. (a)	(196,052)
		(3,166,154)
	Electronic Equipment, Instruments & Components – (0.2)%
(5,106)	Amphenol Corp., Class A	(370,134)
(1,586)	FARO Technologies, Inc. (a)	(115,604)
(1,128)	IPG Photonics Corp. (a)	(246,084)
(2,434)	Itron, Inc. (a)	(240,041)
		(971,863)
	Energy Equipment & Services – (0.2)%
(8,841)	Baker Hughes Co.	(187,783)
(9,502)	Halliburton Co.	(196,501)
(17,923)	Schlumberger N.V.	(516,720)
		(901,004)
	Entertainment – (0.2)%
(1,073)	Netflix, Inc. (a)	(555,353)
(8,346)	Playtika Holding Corp. (a)	(185,531)
Shares	Description	Value

	Entertainment (Continued)
(21,770)	Zynga, Inc., Class A (a)	$(219,877)
		(960,761)
	Food & Staples Retailing – (0.5)%
(5,279)	Chefs’ Warehouse (The), Inc. (a)	(152,669)
(1,221)	Costco Wholesale Corp.	(524,688)
(6,784)	Grocery Outlet Holding Corp. (a)	(224,686)
(13,212)	Kroger (The) Co.	(537,728)
(2,862)	Walmart, Inc.	(407,978)
		(1,847,749)
	Food Products – (1.1)%
(5,271)	General Mills, Inc.	(310,251)
(1,319)	J&J Snack Foods Corp.	(216,817)
(27,959)	Kellogg Co.	(1,771,482)
(12,005)	McCormick & Co., Inc.	(1,010,461)
(14,414)	Mondelez International, Inc., Class A	(911,830)
(1,979)	Post Holdings, Inc. (a)	(202,531)
		(4,423,372)
	Health Care Equipment & Supplies – (1.5)%
(15,926)	Baxter International, Inc.	(1,231,876)
(30,547)	Cerus Corp. (a)	(153,957)
(1,268)	Cooper (The) Cos., Inc.	(534,804)
(626)	Dexcom, Inc. (a)	(322,709)
(3,152)	Glaukos Corp. (a)	(160,752)
(1,288)	Insulet Corp. (a)	(360,241)
(3,663)	iRhythm Technologies, Inc. (a)	(187,253)
(5,126)	Neogen Corp (a)	(223,289)
(4,848)	Outset Medical, Inc. (a)	(198,574)
(2,413)	West Pharmaceutical Services, Inc.	(993,504)
(7,935)	Zimmer Biomet Holdings, Inc.	(1,296,738)
		(5,663,697)
	Health Care Providers & Services – (0.2)%
(8,957)	AdaptHealth Corp. (a)	(200,547)
(8,465)	Covetrus, Inc. (a)	(215,519)
(1,980)	Guardant Health, Inc. (a)	(217,404)
		(633,470)
	Health Care Technology – (0.5)%
(12,661)	Cerner Corp.	(1,017,818)
(8,957)	Certara, Inc. (a)	(243,720)
(8,127)	Evolent Health, Inc., Class A (a)	(186,433)
(4,549)	Phreesia, Inc. (a)	(310,924)
(3,241)	Schrodinger, Inc. (a)	(219,319)
(3,313)	Simulations Plus, Inc.	(156,340)
		(2,134,554)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Hotels, Restaurants & Leisure – (0.1)%
(1,162)	Churchill Downs, Inc.	$(215,900)
(2,467)	Shake Shack, Inc., Class A (a)	(248,032)
		(463,932)
	Household Durables – (0.2)%
(8,492)	Purple Innovation, Inc. (a)	(223,679)
(6,359)	Sonos, Inc. (a)	(212,264)
(9,026)	Tupperware Brands Corp. (a)	(188,553)
		(624,496)
	Household Products – (0.7)%
(13,644)	Kimberly-Clark Corp.	(1,851,763)
(5,686)	Procter & Gamble (The) Co.	(808,720)
		(2,660,483)
	Independent Power & Renewable Electricity Producers – (0.2)%
(9,183)	AES (The) Corp.	(217,637)
(8,718)	Clearway Energy, Inc., Class C	(250,032)
(3,377)	Ormat Technologies, Inc.	(235,512)
(13,883)	Vistra Corp.	(265,860)
		(969,041)
	Industrial Conglomerates – (0.5)%
(4,232)	3M Co.	(837,682)
(25,988)	General Electric Co.	(336,544)
(3,135)	Honeywell International, Inc.	(732,932)
		(1,907,158)
	Insurance – (0.2)%
(1,448)	Assurant, Inc.	(228,509)
(3,389)	Marsh & McLennan Cos., Inc.	(498,928)
		(727,437)
	Interactive Media & Services – (0.1)%
(3,872)	MediaAlpha, Inc., Class A (a)	(129,325)
(5,554)	TripAdvisor, Inc. (a)	(210,774)
(2,075)	Zillow Group, Inc., Class C (a)	(220,490)
		(560,589)
	Internet & Direct Marketing Retail – (0.1)%
(172)	MercadoLibre, Inc. (a)	(269,817)
(13,179)	RealReal (The), Inc. (a)	(217,585)
		(487,402)
	IT Services – (2.6)%
(5,564)	Akamai Technologies, Inc. (a)	(667,235)
(15,531)	Fidelity National Information Services, Inc.	(2,314,896)
(14,050)	Fiserv, Inc. (a)	(1,617,295)
Shares	Description	Value

	IT Services (Continued)
(2,232)	FleetCor Technologies, Inc. (a)	$(576,347)
(5,805)	Global Payments, Inc.	(1,122,745)
(4,587)	Jack Henry & Associates, Inc.	(798,551)
(3,134)	Mastercard, Inc., Class A	(1,209,536)
(2,049)	PayPal Holdings, Inc. (a)	(564,561)
(15,601)	Sabre Corp. (a)	(183,936)
(955)	Snowflake, Inc., Class A (a)	(253,763)
(1,051)	Square, Inc., Class A (a)	(259,870)
(3,467)	StoneCo Ltd., Class A (a)	(203,998)
(1,136)	WEX, Inc. (a)	(215,533)
		(9,988,266)
	Machinery – (0.2)%
(6,497)	Meritor, Inc. (a)	(158,072)
(6,230)	Xylem, Inc.	(784,046)
		(942,118)
	Media – (0.8)%
(2,172)	Cardlytics, Inc. (a)	(273,585)
(20,263)	Comcast Corp., Class A	(1,192,072)
(7,967)	Interpublic Group of (The) Cos., Inc.	(281,713)
(5,713)	Liberty Broadband Corp., Class C (a)	(1,014,001)
(7,639)	Magnite, Inc. (a)	(231,462)
		(2,992,833)
	Oil, Gas & Consumable Fuels – (0.2)%
(7,571)	Devon Energy Corp.	(195,635)
(6,043)	Hess Corp.	(461,927)
		(657,562)
	Professional Services – (0.5)%
(3,880)	CoStar Group, Inc. (a)	(344,738)
(1,464)	Equifax, Inc.	(381,518)
(2,770)	Exponent, Inc.	(296,639)
(1,913)	FTI Consulting, Inc. (a)	(278,724)
(4,024)	TransUnion	(483,122)
(4,786)	Upwork, Inc. (a)	(247,867)
		(2,032,608)
	Road & Rail – (0.1)%
(832)	Norfolk Southern Corp.	(214,515)
	Semiconductors & Semiconductor Equipment – (0.7)%
(10,742)	Amkor Technology, Inc.	(264,683)
(6,236)	Cohu, Inc. (a)	(220,817)
(2,324)	Cree, Inc. (a)	(215,574)
(3,019)	First Solar, Inc. (a)	(259,755)
(17,025)	Intel Corp.	(914,583)
(2,756)	Micron Technology, Inc. (a)	(213,810)
(1,388)	NVIDIA Corp.	(270,646)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
(3,665)	SMART Global Holdings, Inc. (a)	$(171,669)
(937)	SolarEdge Technologies, Inc. (a)	(243,133)
		(2,774,670)
	Software – (2.8)%
(7,002)	ACI Worldwide, Inc. (a)	(240,169)
(1,713)	Appfolio, Inc., Class A (a)	(242,561)
(1,795)	Avalara, Inc. (a)	(300,070)
(8,110)	Avaya Holdings Corp. (a)	(196,424)
(1,498)	Bill.com Holdings, Inc. (a)	(309,816)
(9,902)	Black Knight, Inc. (a)	(819,985)
(2,264)	Blackline, Inc. (a)	(258,979)
(5,202)	Ceridian HCM Holding, Inc. (a)	(511,877)
(992)	Coupa Software, Inc. (a)	(215,264)
(2,032)	Everbridge, Inc. (a)	(286,959)
(3,535)	Guidewire Software, Inc. (a)	(407,232)
(2,830)	InterDigital, Inc.	(186,469)
(679)	Intuit, Inc.	(359,850)
(4,841)	Jamf Holding Corp. (a)	(158,833)
(8,202)	Medallia, Inc. (a)	(277,802)
(3,766)	nCino, Inc. (a)	(239,405)
(13,131)	Oracle Corp.	(1,144,235)
(1,989)	Pegasystems, Inc.	(253,876)
(2,442)	Q2 Holdings, Inc. (a)	(252,283)
(5,277)	Sailpoint Technologies Holdings, Inc. (a)	(263,797)
(3,612)	salesforce.com, Inc. (a)	(873,851)
(2,406)	Splunk, Inc. (a)	(341,604)
(3,457)	Synopsys, Inc. (a)	(995,581)
(6,884)	Telos Corp. (a)	(192,890)
(4,010)	Trade Desk (The), Inc., Class A (a)	(328,459)
(1,302)	Tyler Technologies, Inc. (a)	(641,417)
(12,221)	Yext, Inc. (a)	(159,240)
(1,217)	Zscaler, Inc. (a)	(287,102)
		(10,746,030)
	Specialty Retail – (0.4)%
(831)	Carvana Co. (a)	(280,512)
(5,403)	GrowGeneration Corp. (a)	(219,740)
(667)	Lithia Motors, Inc.	(251,606)
(9,572)	TJX (The) Cos., Inc.	(658,649)
		(1,410,507)
	Trading Companies & Distributors – (0.1)%
(4,312)	Triton International Ltd.	(227,630)
Shares	Description	Value

	Wireless Telecommunication Services – (0.6)%
(16,534)	T-Mobile US, Inc. (a)	$(2,381,227)
	Total Common Stocks Sold Short	(87,727,344)
	(Proceeds $84,669,683)
EXCHANGE-TRADED FUNDS SOLD SHORT – (5.1)%
	Capital Markets – (5.1)%
(44,888)	SPDR S&P 500 ETF Trust	(19,683,837)
	(Proceeds $18,837,602)
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (0.1)%
	Equity Real Estate Investment Trusts – (0.1)%
(10,905)	Park Hotels & Resorts, Inc. (a)	(201,742)
(17,976)	Sunstone Hotel Investors, Inc. (a)	(207,443)
	Total Real Estate Investment Trusts Sold Short	(409,185)
	(Proceeds $398,872)
	Total Investments Sold Short – (28.0)%	(107,820,366)
	(Proceeds $103,906,157)
	Net Other Assets and Liabilities – 28.4%	109,353,449
	Net Assets – 100.0%	$384,942,734

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	This security is taxed as a “C” corporation for federal income tax purposes.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $40,818,341 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,147,277. The net unrealized appreciation was $28,671,064. The amounts presented are inclusive of investments sold short.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 349,539,931	$ 349,539,931	$ —	$ —
Exchange-Traded Funds*	19,014,659	19,014,659	—	—
Real Estate Investment Trusts*	11,572,323	11,572,323	—	—
Master Limited Partnerships*	3,282,738	3,282,738	—	—
Total Investments	$ 383,409,651	$ 383,409,651	$—	$—

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (87,727,344)	$ (87,727,344)	$ —	$ —
Exchange-Traded Funds Sold Short*	(19,683,837)	(19,683,837)	—	—
Real Estate Investment Trusts Sold Short*	(409,185)	(409,185)	—	—
Total Investments	$ (107,820,366)	$ (107,820,366)	$—	$—

*	See Portfolio of Investments for industry breakout.